Related-party Transactions	12 Months Ended
Dec. 31, 2013
Related-party Transactions

(14)  Related-party Transactions

(a)	Real Estate

The Company subleases office space from Fireman’s Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $29, $26, and $26 in 2013, 2012, and 2011, respectively, which is included in general and administrative expenses on the Statements of Operations.

(b)	Service Fees

The Company has incurred fees for certain administrative services provided by Allianz Life of $6,454, $6,799, and $7,735 in 2013, 2012, and 2011, respectively. The Company’s liability for these fees was $939 and $511 as of December 31, 2013 and 2012, respectively, and is included in other liabilities on the Balance Sheets.

The Company has incurred fees for certain investment advisory services provided by affiliated companies of $199, $184, and $181 in 2013, 2012, and 2011, respectively. The Company’s liability for these charges was $15 and $15 as of December 31, 2013 and 2012, respectively, and is included in other liabilities on the Balance Sheets.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and Allianz Global Distributors, LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment options managed by PIMCO. The agreement with AGID was terminated effective December 31, 2010. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contract holders was $1,109, $957, and $736 during 2013, 2012, and 2011, respectively, which is included in other revenue on the Statements of Operations. At December 31, 2013 and 2012, $192 and $174, respectively, was included for these fees in receivables on the Balance Sheets.

(c)	Capital Contributions

The Company received cash capital contributions of $20,000 from Allianz Life in both 2012 and 2011.